Customer Contract Related Balances - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [line items]
Trade receivables related to associated companies and joint ventures	kr 140	kr 58
Customer finance credits current	kr 1,704	kr 1,753
2019 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [line items]
Percentage of expected to recognize transaction price allocated to remaining performance obligation as revenue	80.00%
2020 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [line items]
Percentage of expected to recognize transaction price allocated to remaining performance obligation as revenue	20.00%